BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2023
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
1.	BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies adopted by Carbon Revolution Public Limited Company are set out below.

i)	GENERAL INFORMATION

Carbon Revolution Limited (formerly known as Poppetell Limited) registered in Ireland on July 5, 2017, with registration number 607450 as a private limited company. On May 29, 2023, Carbon Revolution Limited reregistered as a Public Limited Company (Carbon Revolution Public Limited Company) (“the Company”) under the Companies Act 2014 in the Republic of Ireland. The registered office address of the Company is 10 Earlsfort, Dublin 2, D02 T380. The Company is a holding company as a result there were no operations or cashflows. During the 2023 financial year Poppettell Merger Sub was incorporated in the Cayman Islands as a subsidiary of the Company. These financial statements present the results of the Company and its subsidiary as a Group (“the Group”) from the date of incorporation of the subsidiary.
ii)	BASIS OF PREPARATION

The Group’s financial statements have been prepared in accordance with International Financial Accounting Standards as issued by the International Accounting Standards Board (“IASB”) (together “IFRS”).

The financial statements have been prepared under the historical cost convention.

The preparation of financial statements in conformity with IFRS requires the use of certain crucial accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies (see note 1.viii).

The consolidated financial statements were authorized for issue on May 30, 2025 by the Board of Directors of the Company.

The Group’s functional and presentational currency is Euro.

iii)	BASIS OF CONSOLIDATION

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) as of 30 June each year. Control is achieved when the Company:
• Has the power over the investee
• Is exposed, or has rights, to variable returns from its involvement with the investee
• Has the ability to use its power to affect its returns
The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary.
Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.

iv)	FOREIGN EXCHANGE

Transactions in currencies other than the Group’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are retranslated at the rates prevailing at that date. Any gain or loss arising from a change in exchange rates subsequent to the date of the transaction is included as an exchange gain or loss and recognized in profit or loss.

v)	ORDINARY SHARE CAPITAL

The ordinary share capital of the Company is presented as equity.
vi)	CHANGES IN ACCOUNTING POLICIES

The Group has applied a number of amendments to IFRS that are mandatorily effective for the accounting period ended June 30, 2023. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

•	Annual Improvements to IFRS Standards 2018–2020

•	Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)

•	Reference to the Conceptual Framework (Amendments to IFRS 3)

•	International Tax Reform — Pillar Two Model Rules (Amendments to IAS 12)

vii)	ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE AT JUNE 30, 2023

At the date of authorization of the consolidated financial statements, other Standards and Interpretations issued but not yet effective and relevant for the Group were listed below.
Standard and Interpretation	Effective for annual reporting periods beginning on or after	Expected to be initially applied in the financial year ending
Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8	January 1, 2023	June 30, 2024
Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023	June 30, 2024
Amendment to IFRS 16 – Leases on sale and leaseback	January 1, 2024	June 30, 2025
Amendments to IAS 1 – Non-current liabilities with covenants	January 1, 2024	June 30, 2025
Amendments to IAS 7 and IFRS 7 on Supplier finance arrangements	January 1, 2024	June 30, 2025
Amendments to IAS 8 – Definition of Accounting Estimates	January 1, 2023	June 30, 2024

The adoption of these standards will not impact the net profit or loss or net balance sheet position, and will only impact financial statement disclosures in future periods.

viii)	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

In the application of the Group’s accounting policies, the Directors are required to make judgments, estimates and assumptions about the carrying amount of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the financial year in which the estimate is revised if the revision affects only that financial year or in the financial year of the revision and future financial years if the revision affects both current and future financial years. There are no significant items recognized in the financial statements which require the use of estimates or judgments.

ix)	GOING CONCERN

The accompanying consolidated financial statements have been prepared in accordance with IFRS Accounting Standards applicable to a going concern basis. The going concern basis of preparation assumes that the Group will continue in operation one year after the date these consolidated financial statements are issued and will be able to realize assets and discharge liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if these financial statements were prepared on an alternative basis which would be required in the event that the Group is unable to continue as a going concern.
The Company did not undertake any trading activities during the years ended June 30, 2023 and June 30, 2022 and did not hold any assets at June 30, 2023 and June 30, 2022. As noted below (note 6), subsequent to the end of the financial period, the Company acquired Carbon Revolution group, an Australian advanced manufacturing company in a merger arrangement, as a result of which, the Company became the parent of the Carbon Revolution group.
The Group expects to continue to incur net losses and negative cash flows from operating activities in accordance with its operating plan over the next twelve months from signing date. However, the Group expects that unit production costs will continue to reduce as new wheel programs are introduced and other planned efficiency measures are implemented, and the Group expects capital costs related to the capacity build of the Australian plant will reduce in the next twelve months from signing date as the current phase of capacity expansion at the Australian plant has been substantially completed.
As an early-stage growth company, the Group’s ability to access additional capital is critical to fund operating losses, finalise the development and launch of awarded wheel programs and complete the current phase of expansion of manufacturing facilities to scale up production capacity.  As the Group’s current level of cash and cash equivalents and other committed funding sources are not sufficient to execute our business plan, failure to achieve management’s forecast performance or obtain additional financing will have a material, adverse impact on our business operations including developing, launching and producing new wheel programs and satisfying obligations as they become due.

CARBON REVOLUTION PUBLIC LIMITED COMPANY
CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED 30 JUNE 2023, 2022 AND 2021
NOTES TO THE FINANCIAL STATEMENTS

The Group’s principal sources of liquidity at signing date are:

•	Ongoing support from PIUS Limited LLC and its affiliates (“PIUS”) and Orion Infrastructure Capital (“OIC”) of US$11.4 million (EUR 10.5 million), including:
o	conditional access to US$5 million (EUR 4.6 million) of capital under the OIC financing arrangements;
o	conditional access to US$0.4 million (EUR 0.4 million) of capital under the PIUS financing arrangement;
o	moving from cash paid interest to Payment in Kind (“PIK”) interest from July 2025 to December 2025, which is worth approximately US$6 million (EUR 5.5 million)
•
OIC also has US$15 million (EUR 13.9 million) of further funds available for investment in the Group, currently earmarked for future expansion opportunities. If the Group did require near term assistance after exhausting all other reasonable sources of liquidity, OIC may repurpose these funds to support the Group’s short-term liquidity needs, subject to OIC’s approval at the time.

•	Its unrestricted cash balance of US$1.0 million (EUR 0.9 million) at April 30, 2025;
•	Ongoing support from suppliers and customers in the form of favorable payment terms and bailment arrangements;
•	Access to capital through the issuance of debt or equity securities via public or private placement; and
•	Access to capital under the Committed Equity Facility (“CEF”).

As a result of our recurring losses from operations, accumulated deficit and projected capital needs, significant doubt exists regarding the Group’s ability to continue as a going concern for at least one year after the issuance date of these consolidated financial statements.
The Group’s ability to continue as a going concern is contingent upon successful execution of the Group’s intended plan over the next twelve months from signing date to improve liquidity and working capital. This plan relates to initiatives that were agreed upon for the next twelve months from signing date and includes, but is not limited to:
•
Satisfying the conditions necessary to access the remaining US$5 million (EUR 4.6 million) of OIC funds and US$0.4 million (EUR 0.4 million) PIUS funds, along with moving from cash interest to PIK interest in the second half of CY25;

•	Achieving forecast production levels, sales mix and pricing;
•	Reducing unit costs, reducing fixed overheads and limiting non-contracted capital expenditures in accordance with cost reduction initiatives;
•
Securing agreement for ongoing deferral of previously agreed transaction costs deferrals from the capital reorganization amounting to a total of US$15.0 million (EUR 13.9 million). Under an agreement the Group had reached with these creditors to delay payment, US$5 million (EUR 4.6 million) was payable in November 2024, with the remainder to be paid from the proceeds of certain fundraising transactions or on a straight line basis over 5 years (depending on the option selected by the supplier). The US$5 million (EUR 4.6 million) payment was not made in November 2024 and a further US$10.0 million (EUR 9.2 million) is now payable or payable in twelve months from signing date, unless the relevant suppliers agree to or accept further deferral of the transaction costs for at least twelve months from signing date and until sufficient cashflow can be generated from operations or alternative sources of funding are obtained to pay down these debts;

•	Ongoing support from suppliers and customers in the form of favorable payment terms and bailment arrangements;
•
Successful outcome of claims which the Group has made or plans to make against customers primarily associated with ordered volumes that are below the volumes which the Group was required to build and reserve capacity for under its customer contracts, and cancellation of a wheel program; and

•	Raising capital to fund operations through the issuance of debt or equity securities via public or private placement (including through the CEF).

CARBON REVOLUTION PUBLIC LIMITED COMPANY
CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED 30 JUNE 2023, 2022 AND 2021
NOTES TO THE FINANCIAL STATEMENTS

In addition to successfully achieving these initiatives, it is also critical that the Group complies with the New Debt PIUS loan covenants and OIC Financing milestones and continues to receive support from suppliers and customers through the favorable payment terms and extension of customer bailment arrangements.

Under current arrangements, the Group is due to commence making repayments of principal in relation to its loan facilities in June 2026. The Group is currently forecasting that it will not be generating sufficient cash to make these repayments and as such the repayment terms will require renegotiation of its debt financing arrangements or a new facility put in place with extended repayment terms.

There is significant doubt that the Group will be successful in achieving these initiatives.
Furthermore, recent macroeconomic market conditions, particularly impacting automotive manufacturers in the USA and their suppliers, and the implementation of tariffs on goods imported into the USA may negatively impact the demand of the Group’s products, or its commercial arrangements with its customers which may have a detrimental effect in the Group’s operations and financial position.

There can be no assurance that the Group will be able to obtain the financing needed to achieve its goals on acceptable terms or at all. Additionally, any equity or equity linked financings would likely have a dilutive effect on the holdings of existing stockholders.